Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021
Taxes
Enterprise Income Tax	25.00%	25.00%
Preferential tax rate	15.00%
High and New Technology Enterprises effective period	3 years
Revenue of from selling activated carbon exempt from income tax (as a percent)	10.00%
Income tax paid as assessed by Tax Authority			$ 135,000
Decrease in income tax due to impact of reduced tax rate	$ 98,118	$ 139,968
Benefit of the reduced tax rate and tax exemption on net income per share (basic and diluted)	$ 0.00	$ 0.01